Financial Risk Management Policy - Schedule of Maturities Éxito Group’s Financial Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	$ 2,511,834	$ 2,083,371
Other relevant contractual liabilities	1,967,469	952,199
Total	4,479,303	3,035,570
Less than 1 year [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	406,060	378,806
Other relevant contractual liabilities	1,655,488	619,150
Total	2,061,548	997,956
From 1 to 5 years [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	1,017,860	938,113
Other relevant contractual liabilities	303,007	303,912
Total	1,320,867	1,242,025
More than 5 years [Member]
Schedule of Maturities Éxito Group’s Financial Liabilities [Line Items]
Lease liabilities	1,087,914	766,452
Other relevant contractual liabilities	8,974	29,137
Total	$ 1,096,888	$ 795,589